                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21024

            Active Assets Institutional Government Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                       10020
    (Address of principal executive offices)                       (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2007

Date of reporting period: December 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Active Assets Institutional Government Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended December 31, 2006

MARKET CONDITIONS

During the six-month period under review, the U.S. economy showed signs of weakening. For November, the Institute for Supply Management (ISM) Manufacturing Index fell below 50 for the first time since April 2003, a level traditionally seen as an indicator of a contracting manufacturing sector. U.S. economic growth, as measured by gross domestic product (GDP), reflected the softening economy. GDP growth fell to 2.0 percent in the third quarter, down from the 2.6 percent and 5.6 percent growth rates experienced during the first and second quarters, respectively.

Given signs of moderating economic growth, a cooling housing market and the lagged effect of monetary policy action already taken, the Federal Open Market Committee (the "Fed") left its federal funds target rate unchanged in the second half of 2006. The Fed continues to state that "some inflation risks remain" in the economy.

PERFORMANCE ANALYSIS

As of December 31, 2006, Active Assets Institutional Government Securities Trust had net assets of approximately $863 million and an average portfolio maturity of 32 days. For the six-month period ended December 31, 2006, the Fund provided a total return of 2.61 percent. For the seven-day period ended December 31, 2006, the Fund provided an effective annualized yield of 5.13 percent and a current yield of 5.00 percent, while its 30-day moving average yield for December was 5.10 percent. Past performance is no guarantee of future results.

Our strategy in managing the portfolio remained consistent with the Fund's long-term focus on preservation of capital and liquidity. Over the past six months, as the economic landscape has become more uncertain, we have further diversified the maturity structure of our portfolios by decreasing the amount of investments that mature near upcoming Fed meeting dates. In contrast, the main strategy that was followed during the first half of 2006 primarily consisted of concentrating our investments in fixed rate securities that matured near the Fed meeting dates in order to capitalize on higher expected money market interest rates.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   PORTFOLIO COMPOSITION
   U.S. Government Agencies -- Discount Notes          60.0%
   U.S. Government Agencies -- Floating Rate
    Notes                                              25.0
   Repurchase Agreements                                7.7
   U.S. Government Agencies -- Debenture Bonds          7.3

   MATURITY SCHEDULE
     1 - 30 Days                                       72.0%
    31 - 60 Days                                        7.4
    61 - 90 Days                                       10.2
    91 - 120 Days                                       7.5
   121+  Days                                           2.9

Data as of December 31, 2006. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND INVESTS AT LEAST 80 PERCENT OF ITS ASSETS IN HIGH QUALITY, SHORT-TERM U.S. GOVERNMENT SECURITIES. IN SELECTING INVESTMENTS, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO

REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/06 - 12/31/06.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             07/01/06 -
                                                                     07/01/06            12/31/06             12/31/06
                                                                   -------------       -------------       ---------------
Actual (2.61% return).......................................         $1,000.00           $1,026.10              $0.92
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,024.30              $0.92

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.18% multiplied by the average account value over the period, multiplied by 184**/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratio would have been 0.20%.

**  Adjusted to reflect non-business day accruals.

Active Assets Institutional Government Securities Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)

                                                         ANNUALIZED
PRINCIPAL                                                  YIELD
AMOUNT IN                                                ON DATE OF         MATURITY
THOUSANDS                  DESCRIPTION                    PURCHASE           DATES             VALUE
--------------------------------------------------------------------------------------------------------
            U.S. Government Agencies - Discount Notes (59.9%)
$488,239    Federal Home Loan Banks...................  4.80 - 5.46%   01/02/07 - 04/25/07 $487,209,499
  17,000    Federal National Mortgage Assoc...........  5.20 - 5.21    04/27/07 - 06/25/07   16,708,739
  13,088    Freddie Mac...............................      5.24            04/10/07         12,907,444
                                                                                           ------------
            Total U.S. Government Agencies - Discount Notes (Cost $516,825,682)..........   516,825,682
                                                                                           ------------
            U.S. Government Agencies - Floating Rate Notes (25.0%)
  90,825    Federal Farm Credit Banks.................  5.20 - 5.30+   01/03/07 - 03/22/07*  90,838,956
  84,400    Federal Home Loan Banks...................  5.20 - 5.23+   01/04/07 - 03/08/07*  84,378,146
  40,000    Freddie Mac...............................  5.22 - 5.24+   01/08/07 - 03/22/07*  39,993,234
                                                                                           ------------
            Total U.S. Government Agencies - Floating Rate Notes (Cost $215,210,336).....   215,210,336
                                                                                           ------------
            Repurchase Agreements (7.7%)
  41,665    Barclays Capital Inc. (dated 12/29/06;
              proceeds $41,689,536) (a)...............      5.30            01/02/07         41,665,000
  25,000    Goldman Sachs & Co. (dated 12/28/06;
              proceeds $25,025,715) (b)...............      5.29            01/04/07         25,000,000
                                                                                           ------------
            Total Repurchase Agreements (Cost $66,665,000)...............................    66,665,000
                                                                                           ------------
            U.S. Government Agencies - Debenture Bonds (7.3%)
  60,820    Federal Home Loan Banks...................  5.10 - 5.42    01/16/07 - 09/14/07   60,606,048
   2,100    Federal National Mortgage Assoc...........      5.22            03/15/07          2,093,313
                                                                                           ------------
            Total U.S. Government Agencies - Debenture Bonds (Cost
            $62,699,361)....................................................                 62,699,361
                                                                                           ------------

            Total Investments (Cost $861,400,379) (c).......................   99.9%        861,400,379

            Other Assets in Excess of Liabilities...........................    0.1           1,163,579
                                                                              -----        ------------
            Net Assets......................................................  100.0%       $862,563,958
                                                                              =====        ============

---------------------

    +    Rate shown is the rate in effect at December 31, 2006.
    *    Date of next interest rate reset.
    (a)  Collateralized by Government National Mortgage Assoc.
         5.50% - 6.50% due 11/15/34 - 11/15/36 valued at $39,301,622 and Federal National Mortgage Assoc. 5.00% due 05/01/33
         valued at $3,196,678.
    (b)  Collateralized by Federal Home Loan Banks 5.125% - 5.79% due
         06/18/08 - 04/27/09 valued at $25,503,734.
    (c)  Cost is the same for federal income tax purposes.

6
                       See Notes to Financial Statements

Active Assets Institutional Government Securities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2006 (unaudited)

Assets:
Investments in securities, at value (cost $861,400,379).....  $861,400,379
Cash........................................................         5,618
Interest receivable.........................................     1,940,020
Prepaid expenses and other assets...........................        19,273
                                                              ------------
    Total Assets............................................   863,365,290
                                                              ------------
Liabilities:
Payable for:
    Dividends to shareholders...............................       585,618
    Investment advisory fee.................................        99,284
    Administration fee......................................        38,988
    Transfer agent fee......................................           371
Accrued expenses and other payables.........................        77,071
                                                              ------------
    Total Liabilities.......................................       801,332
                                                              ------------
    Net Assets..............................................  $862,563,958
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $862,550,608
Accumulated undistributed net investment income.............        13,350
                                                              ------------
    Net Assets..............................................  $862,563,958
                                                              ============
Net Asset Value Per Share
862,563,958 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................         $1.00
                                                              ============

                       See Notes to Financial Statements

Active Assets Institutional Government Securities Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended December 31, 2006 (unaudited)

Net Investment Income:
Interest Income.............................................  $20,272,064
                                                              -----------
Expenses
Investment advisory fee.....................................      382,961
Administration fee..........................................      191,480
Registration fees...........................................       51,877
Shareholder reports and notices.............................       48,293
Professional fees...........................................       34,888
Custodian fees..............................................       25,313
Trustees' fees and expenses.................................        4,899
Transfer agent fees and expenses............................        1,556
Other.......................................................       23,610
                                                              -----------
    Total Expenses..........................................      764,877

Less: amounts waived........................................      (83,495)
Less: expense offset........................................           (8)
                                                              -----------
    Net Expenses............................................      681,374
                                                              -----------
Net Investment Income.......................................  $19,590,690
                                                              ===========

                       See Notes to Financial Statements
 8

Active Assets Institutional Government Securities Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                 FOR THE SIX      FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2006   JUNE 30, 2006
                                                              -----------------   -------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $ 19,590,690      $ 24,264,345
Dividends to shareholders from net investment income........     (19,590,690)      (24,264,345)
Net increase from transactions in shares of beneficial
  interest..................................................     194,400,402       194,345,903
                                                                ------------      ------------
    Net Increase............................................     194,400,402       194,345,903
Net Assets:
Beginning of period.........................................     668,163,556       473,817,653
                                                                ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $13,350 and $13,350, respectively).......................    $862,563,958      $668,163,556
                                                                ============      ============

                       See Notes to Financial Statements

Active Assets Institutional Government Securities Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Active Assets Institutional Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on January 18, 2002 and commenced operations on November 4, 2002.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.10% to the net assets of the Fund determined as of the close of each business day.

Active Assets Institutional Government Securities Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

The Investment Adviser and Administrator have capped the Fund's operating expenses and waived the compensation provided for in their Investment Advisory and Administration Agreements with the Fund as follows through April 30, 2007:
0.10% to the portion of the daily net assets not exceeding $500 million; 0.15% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; and 0.20% to the portion of the daily net assets in excess of $750 million.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2006, aggregated $36,598,151,885 and $36,410,507,217, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Expense offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Active Assets Institutional Government Securities Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2006   JUNE 30, 2006
                                                              -----------------   --------------
                                                                 (unaudited)

Shares sold.................................................    1,443,606,931      3,457,148,199
Shares issued in reinvestment of dividends..................       19,250,660         23,983,023
                                                               --------------     --------------
                                                                1,462,857,591      3,481,131,222
Shares redeemed.............................................   (1,268,457,189)    (3,286,785,319)
                                                               --------------     --------------
Net increase in shares outstanding..........................      194,400,402        194,345,903
                                                               ==============     ==============

6. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations on the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its annual report on June 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Active Assets Institutional Government Securities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                 FOR THE PERIOD
                                              FOR THE SIX       FOR THE YEAR ENDED JUNE 30,     NOVEMBER 4, 2002*
                                             MONTHS ENDED      ------------------------------        THROUGH
                                           DECEMBER 31, 2006     2006       2005       2004       JUNE 30, 2003
                                           -----------------   --------   --------   --------   -----------------
                                              (unaudited)
Selected Per Share Data:

Net asset value, beginning of period.....       $  1.00         $  1.00    $  1.00    $  1.00        $  1.00
                                                -------         -------    -------    -------        -------

Net income from investment operations....         0.026           0.041      0.021      0.010          0.008

Less dividends from net investment
 income..................................        (0.026)         (0.041)    (0.021)    (0.010)+       (0.008)
                                                -------         -------    -------    -------        -------

Net asset value, end of period...........       $  1.00         $  1.00    $  1.00    $  1.00        $  1.00
                                                =======         =======    =======    =======        =======

Total Return.............................          2.61%(1)        4.15%      2.12%      0.97%          0.82%(1)

Ratios to Average Net Assets(3):

Total expenses (before expense offset)...          0.18%(2)        0.15%      0.10%      0.09%          0.03%(2)

Net investment income....................          5.11%(2)        4.11%      2.15%      0.96%          1.17%(2)

Supplemental Data:

Net assets, end of period, in
 thousands...............................      $862,564        $668,164   $473,818   $385,845       $155,363

---------------------

     *   Commencement of operations.
     +   Includes capital gain distribution of less than $0.001.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  If the Fund had borne all of its expenses that were
         reimbursed or waived by the Investment Adviser and
         Administrator, the annualized expense and net investment
         income ratios, before expense offset, would have been as
         follows:



                            EXPENSE         NET INVESTMENT
    PERIOD ENDED             RATIO           INCOME RATIO
    ------------            -------         --------------
  December 31, 2006          0.20%               5.09%
  June 30, 2006              0.20                4.06
  June 30, 2005              0.20                2.05
  June 30, 2004              0.21                0.84
  June 30, 2003              0.47                0.73

                       See Notes to Financial Statements

Active Assets Institutional Government Securities Trust
RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the following proposals: (i) to elect Trustees; (ii) to eliminate certain fundamental investment restrictions; (iii) to modify certain fundamental investment restrictions; and (iv) to reclassify certain fundamental policies as non-fundamental policies. The proposals failed to achieve the quorum necessary in order to hold the meeting, and, therefore, the meeting was adjourned several times, most recently to February 16, 2007, to permit further solicitation of proxies.

 14
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

TRUSTEES

Michael Bozic
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Active Assets
Institutional
Government
Securities Trust

Semiannual Report
December 31, 2006

[MORGAN STANLEY LOGO]

      AISSAR RA07-00145P-Y12/06

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Government Securities Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
February 9, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
February 9, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
February 9, 2007


                                        3